Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

Legal claims – The Company is exposed to asserted and unasserted legal claims encountered in the normal course of business, including claims for damages for personal injuries, medical malpractice, breach of contracts, wrongful restriction of or interference with physicians’ staff privileges and employment related claims. In certain of these actions, plaintiffs request payment for damages, including punitive damages that may not be covered by insurance. Management believes that the ultimate resolution of these matters will not have a material adverse effect on the operating results or the financial position of the Company. There were no settlement expenses during the three months ended September 30, 2014 and 2013 related to the Company’s ongoing unasserted legal claims.

Self-insurance – Effective January 1, 2014, the Company began using a combination of insurance and self-insurance for employee-related healthcare benefits. The self-insurance liability is determined actuarially, based on the actual claims filed and an estimate of incurred but not reported claims. Self-insurance reserves as of September 30, 2014 were $372,596 and are included in accrued liabilities in the accompanying consolidated balance sheets.

Note 12 – Commitments and Contingencies

Legal Issues

The Company is exposed to asserted and unasserted legal claims encountered in the normal course of business, including claims for damages for personal injuries, medical malpractice, breach of contracts, wrongful restriction of or interference with physicians’ staff privileges and employment related claims. In certain of these actions, plaintiffs request payment for damages, including punitive damages that may not be covered by insurance. Management believes that the ultimate resolution of these matters will not have a material adverse effect on the operating results or the financial position of the Company. During the year ended December 31, 2013, the Company did not incur any settlement expenses related to its ongoing asserted and unasserted legal claims. During the year ended December 31, 2012, the Company incurred $71,000 in settlement expenses related to its ongoing asserted and unasserted legal claims.

Operating Leases

The Company leases all of the real property used in its business for office space, surgical hospital facilities and certain medical equipment under operating lease agreements. Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term (“Deferred Rent”). As of December 31, 2013 and 2012, the Company had Deferred Rent of $6,648,369 and $4,307,500, respectively, which is included in other liabilities in the accompanying consolidated balance sheets. In addition to minimum lease payments, certain leases require reimbursement for common area maintenance and insurance, which are expensed when incurred.

The Company’s rental expense, net of sublease income, for operating leases in 2013 and 2012 was $7,112,362 and $4,314,690, respectively.

Following is a summary of the future minimum lease payments under operating leases as of December 31, 2013:

2014	$9,611,819
2015	9,584,196
2016	9,791,970
2017	9,798,571
2018	9,554,184
Thereafter	64,449,264
Less: Sublease income	(3,938,036)

Total	$108,851,968

At December 31, 2013, the Company had current and long-term deferred lease incentives of $614,987 and $5,563,984, respectively. The lease incentives are included in current other liabilities and other liabilities the accompanying consolidated balance sheets and are amortized on a straight line basis over the life of the lease as a reduction in rent expense. There were no deferred lease incentives at December 31, 2012.